Commitments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Contractual obligations and commitments	£ 17,987	£ 20,140
Carbon Removal Projects
Disclosure of other provisions [line items]
Contractual obligations and commitments	34	38
Lower-carbon propellant
Disclosure of other provisions [line items]
Contractual obligations and commitments	£ 57	£ 34